GENERAL INFORMATION - From completion of sale of Russian operations (Details) $ in Millions, ₽ in Billions				1 Months Ended	12 Months Ended
	Oct. 09, 2023 USD ($)	Nov. 24, 2022 USD ($)	Nov. 24, 2022 RUB (₽)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
General information
Reclassification of accumulated foreign currency translation reserve and net investment hedge reserve to profit or loss upon disposal of foreign operation					$ (3,414)	$ (558)	$ 0
Russia
General information
Loss on disposal					3,746	$ 0	$ 0
Russia | Assets and liabilities classified as held for sale | Discontinued operations
General information
Consideration received in cash					1,294
Loss on disposal					3,746
Reclassification of accumulated foreign currency translation reserve and net investment hedge reserve to profit or loss upon disposal of foreign operation					3,414
Russia
General information
Consideration received in cash	$ 1,294	$ 1,294	₽ 130
Deferred consideration, receivable reassigned					11
Unitel LLC | Russia
General information
Deferred consideration					72
Notional amount	$ 1,576
Unitel LLC | Russia | Issue of notes
General information
Notional amount					1,005
PJSC Vimpelcom | Russia | Issue of notes
General information
Notional amount					72
PJSC Vimpelcom | VEON Holdings B.V.
General information
Proceeds					$ 2,140
Debt repayment				$ 406